Derivatives And Financial Instruments (Schedule Of Classification Of Gains And Losses On Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011		Jan. 31, 2010
Derivatives, Fair Value [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income (Loss)	$ 160	$ 714		$ 3,045
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Statement of Operations	(373)	925	[1]	3,042	[1]
Gain (Loss) Recognized in Other Income (Expense), Net	(896)	(5,863)		(14,709)
Derivatives Designated As Hedging Instruments [Member] | Foreign Currency Forward [Member]
Derivatives, Fair Value [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income (Loss)	160	714		3,045
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Statement of Operations	(373)	925	[1]	3,042	[1]
Gain (Loss) Recognized in Other Income (Expense), Net	0	0		0
Derivatives Not Designated As Hedging Instruments [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income (Loss)		0		0
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Statement of Operations		0	[1]	0	[1]
Gain (Loss) Recognized in Other Income (Expense), Net		(3,102)		(13,591)
Derivatives Not Designated As Hedging Instruments [Member] | Foreign Currency Forward [Member]
Derivatives, Fair Value [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income (Loss)	0	0		0
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Statement of Operations	0	0	[1]	0	[1]
Gain (Loss) Recognized in Other Income (Expense), Net	$ (896)	$ (2,761)		$ (1,118)

[1]	Amounts reclassified from accumulated other comprehensive income (loss) into the statement of operations are classified as operating expenses.